Asset Retirement Obligations and Accrued Reclamation Liabilities (Tables)	12 Months Ended
Jun. 30, 2022
Disclosure For Asset Retirement Obligations and Accrued Reclamation Liabilities [Abstract]
Schedule Of Change In Asset Retirement Obligation And Balance Of Reclamation Liabilities Including Asset Retirement Obligation Non Current
The
change
in our ARO for the years ended June 30 and the balance of our accrued reclamation liabilities at the end of each period, is set forth below.

	2022	2021
	(in thousands)
Asset retirement obligation—beginning of period	$79	$—
Obligation incurred during the period	106	79
Revisions to previous estimates	(3)	—
Accretion	9	—

Asset retirement obligation—end of period	191	79
Accrued reclamation costs	298	298

Total accrued reclamation liabilities	$489	$377